Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies Abstract
Significant Accounting Policies
2.	Significant Accounting Policies

(a)
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation. Balances and transactions with CMTC and its affiliates have not been eliminated, but are presented as balances and transactions with related parties. The Partnership's consolidated financial statements have been prepared after giving retroactive effect to the combination of entities under common control in 2009 through July 22, 2010 as described in Note 1 to the consolidated financial statements.

(b)
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates. Additionally, these consolidated financial statements include allocations for certain expenses, including corporate overhead expenses that are normally incurred by a listed company.

(c)
Other Comprehensive Income: The Partnership separately records certain transactions directly as components of partners' capital / stockholders' equity. For the year ended December 31, 2011 other comprehensive income is comprised of changes in fair value of interest rate swaps that qualify as cash flow hedges and the amortization of the accumulated other comprehensive loss attributable to interest rate swaps that do not qualify as cash flow hedges since July 1, 2011. For the years ended December 31, 2010 and 2009 other comprehensive income is solely comprised of changes in fair values of interest rate swaps that qualify as cash flow hedges (Note 8).

(d)
Accounting for Revenue, Voyage and Operating Expenses : The Partnership generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Some of the Partnership's time charters also include profit sharing provisions, under which the Partnership can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port based on the terms of a voyage contract that is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo. Revenues under voyage charter agreements are recognized when a voyage agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured.

Revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage.
All of the Partnership's time charters and bareboat charters are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective time or bareboat charter. Revenues from profit sharing arrangements in time charters represent 50% portion of time charter equivalent (voyage income less direct expenses, divided by operating days), that exceeds the agreed base rate and are recognized in the period earned. Deferred revenue represents cash received in advance of being earned. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the rest as long term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of commissions, port expenses, canal dues and bunkers. Commissions are expensed over the related charter period and all the other voyage expenses are expensed as incurred. Under the Partnership's time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer, with the exception of Overseas Shipholding Group Inc. bareboat charter agreements where the charterer is responsible for the commissions. For voyage charters all voyage expenses are paid by the Partnership.
Vessel operating expenses presented in the consolidated financial statements mainly consisted of:

•	Management fees payable to the Partnership's manager Capital Shipmanagement Corp. (the “Manager” or “CSM”) under three different types of Management agreements (Note 4); and

•	Actual operating expenses such as crewing, repairs and maintenance, insurance, stores, spares, lubricants and other operating expenses.
Vessel operating expenses are expensed as incurred.

(e)
Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership's vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at that date. Gains or losses resulting from foreign currency transactions are included in interest and other income in the accompanying consolidated statements of income.

(f)
Cash and Cash Equivalents: The Partnership considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(g)
Restricted cash: For the Partnership to comply with debt covenants under its credit facilities, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash. As of December 31, 2011 and 2010, restricted cash amounted to $ 6,750 and $5,250, respectively, and is presented under other non-current assets.

(h)
Trade Accounts Receivable: The amount shown as trade accounts receivable primarily consists of earned revenue that has not been billed yet or that it has been billed but not yet collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was established as of December 31, 2011 and 2010.

(i)	Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost or market value. The cost is determined by the first-in, first-out method.

(j)
Fixed Assets: Fixed assets consist of vessels which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon their construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. The cost of each of the Partnership's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessels' remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership's vessels to be $0.2 per light weight ton (LWT) and useful life to be 25 years.

(k)
Impairment of Long-lived Assets: An impairment loss on long-lived assets is recognized when indicators of impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets on a vessel by vessel basis. If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.

Since 2009 market conditions as compared to previous years have changed significantly as a result of the global credit crisis and resulting slowdown in world trade of crude oil and related products. Charter rates decreased and values of assets were affected. The Partnership considered these market developments as indicators of potential impairment of the carrying amount of its assets. The Partnership has performed an undiscounted cash flow test based on US GAAP as of December 31, 2011, 2010 and 2009 determining undiscounted projected net operating cash flows for the vessels and comparing them to the vessels' carrying values. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership's historical performance and expectations for the vessels' utilization under the deployment strategy. Based on these assumptions, the Partnership determined that the undiscounted cash flows supported the vessels' carrying amounts as of December 31, 2011 and 2010.

(l)
Intangible assets: The Partnership records all identified tangible and intangible assets or any liabilities associated with the acquisition of a business at fair value. When a business is acquired that owns a vessel with an existing charter agreement, the Partnership determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. When determining present value, the Partnership uses Weighted Average Cost of Capital (“WACC”). The resulting above-market (assets) and below-market (liabilities) charters are amortized using straight line method as a reduction and increase, respectively, to revenues over the remaining term of the charters.

(m)
Deferred charges, net: are comprised mainly of fees paid to lenders for obtaining new loans or refinancing existing loans and are capitalized as deferred finance charges and amortized to interest expense over the term of the respective loan using the effective interest rate method.

(n)
Pension and Retirement Benefit Obligations : The vessel-owning companies included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to seven months) and accordingly, they are not liable for any pension or post retirement benefits.

(o)
Concentration of Credit Risk: Financial instruments which potentially subject the Partnership to significant concentrations of credit risk consist principally of cash and cash equivalents, interest rate swaps, and trade accounts receivable. The Partnership places its cash and cash equivalents, consisting mostly of deposits, and enters into interest rate swap agreements with creditworthy financial institutions rated by qualified rating agencies. Most of the Partnership's revenues were derived from a few charterers. For the year ended December 31, 2011, British Petroleum Shipping Limited, CMTC, and OSG accounted for 32%, 24% and 11% of the Partnership's total revenue, respectively. For the year ended December 31, 2010 British Petroleum Shipping Limited, Morgan Stanley Capital Group Inc. and OSG accounted for 49%, 11% and 11% of total revenue, respectively. For the year ended December 31, 2009 British Petroleum Shipping Limited, Morgan Stanley Capital Group Inc., and OSG accounted for 54%, 20% and 11% of total revenue, respectively. The Partnership does not obtain rights of collateral from its charterers to reduce its credit risk.

(p)
Fair Value of Financial Instruments: On January 1, 2008, the Partnership adopted the accounting guidance for Fair Value Measurements for financial assets and liabilities and any other assets and liabilities carried at fair value. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The carrying value of trade receivables, due from related parties, due to related parties, accounts payable and current accrued liabilities approximates their fair value. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest and due to the fact the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of December 31, 2011. Interest rate swaps are recorded at fair value on the consolidated balance sheet.

(q)
Interest Rate Swap Agreements: The Partnership designates its derivatives based upon the intended use, and recognizes all derivatives as either assets or liabilities in the statement of financial position and measures those instruments at fair value. Changes in the fair value of each derivative instrument are recorded depending on the intended use of the derivative and the resulting designation. For a derivative that does not qualify as a hedge, changes in fair value are recognized within the income statement. For derivatives that qualify as cash flow hedges, the changes in fair value of the effective portion are recognized at the end of each reporting period in Other comprehensive income / (loss), until the hedged item is recognized in income. The ineffective portion of a derivative's change in fair value is immediately recognized in the income statement.

(r)
Net Income Per Limited Partner Unit: Basic net income per limited partner unit is calculated by dividing Partnership's net income less general partner interest in net income (including incentive distribution rights) and less net income allocable to unvested units by the weighted-average number of outstanding limited partner units during the period (Note 15). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

(s)
Income Taxes: The Partnership is not subject to the payment of any income tax on its income. Instead, a tax is levied based on the tonnage of the vessels, which is included in operating expenses (Note 11).

(t)
Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or bareboat charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment.

Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(u)
Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of income. These units are measured at their fair value equal to the market value of the Partnership's common units on the grant date. The units that contain a time-based service vesting condition are considered unvested units on the grant date and a total fair value of such units is recognized on a straight-line basis over the requisite service period. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 14).

(v)
Recent Accounting Pronouncements : In June 2011, the Financial Accounting Standards Board (“ FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” which requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendment does not change what items are reported in other comprehensive income. Additionally, in December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which indefinitely defers the requirement in ASU No. 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. These standards are effective for interim and annual financial periods beginning after December 15, 2011 and are to be applied retrospectively, with early adoption permitted. The Partnership believes the adoption of this update will change the order in which certain financial statements are presented and provide additional detail on those financial statements when applicable, but will not have an impact on the Partnership's results of operations.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (“the Boards”) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments to this ASU are to be applied prospectively. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Based on the Partnership's evaluation of this ASU, the adoption of this amendment will not have a material impact on the Partnership's financial statements.
In December 2010 the FASB issued the No 2010-29 that amends existing guidance for disclosure of supplementary pro forma information for business combinations. This ASU specifies that when financial statements are presented, the revenue and earnings of the combined entity should be disclosed as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only and expanded the required disclosures. ASU 2010-29 is effective for business combinations with acquisition dates on or after January 1, 2011. The Partnership adopted this ASU and presented the required pro-forma disclosures for the business acquisitions during the year ended December 31, 2011(Note 3).